A MESSAGE TO VARIABLE ANNUITY CONTRACT
OWNERS

The Stock Markets witnessed significant increases during 1995, with the S&P 500 achieving a total return of 37.6% for the year, compared to a total return of 1.2% for 1994. At the same time long term interest rates have significantly declined since the beginning of the year.
At December 31, 1994, the 30 year treasury bond yielded 7.9%, compared to a yield of 5.9% at December 31, 1995.

Short term rates are somewhat lower than a year ago, with the 3 month Treasury Bill ending the year at 5.1% compared to 5.7% at the beginning of the year.

The U.S. Gross Domestic Product for 1995 increased by nearly 3%.
Inflation remained low with the Consumer Price Index increasing by approximately 2.6% this year, a slight reduction from 1994.

THE OUTLOOK. For 1996, we expect moderate economic growth and continuing low inflation with interest rates remaining near current levels. At the time of this report, macroeconomics indicators are showing mixed signs. While the expansion is slowing, business profits are expected to continue to improve, albeit at a slower rate than in 1995.


                                Respectfully,



                                Thomas Y. Moon
                                President
                                Bankers Security Life Insurance Society


      BANKERS SECURITY VARIABLE ANNUITY FUNDS 121, 122, 123, 124, 125 AND 126
                        STATEMENTS OF ASSETS AND LIABILITIES
                                 December 31, 1995

                      ASSETS                         Fund 121     Fund 122     Fund 123     Fund 124
                                                   ------------ ------------ ------------ ------------
Oppenheimer Fund
  (188,037 shares at net asset value of
  $11.12 per share; cost $1,789,968)..............$  2,090,971
Eaton Vance Income Fund of Boston
  (104,390 shares at net asset value of
  $7.96 per share; cost $818,066).................             $    830,944
Oppenheimer Money Market Fund
  (2,051,446 shares at net asset value of
  $1.00 per share; cost $2,051,446)...............                          $  2,051,446
Oppenheimer Asset Allocation Fund
  (926,067 shares at net asset value of
  $13.07 per share; cost $10,570,518).............                                       $ 12,103,696
Oppenheimer High Yield Fund
  (655,468 shares at net asset value of
  $13.41 per share; cost $8,026,428)..............
Oppenheimer Target Fund
  (182,188 shares at net asset value of
  $27.44 per share; cost $5,078,512)..............
Net receivable from Bankers Security for contract
  charges and reserve transfers....................     33,514         -          -            71,739
                                                   ------------ ------------ ------------ ------------
                                                     2,124,485      830,944    2,051,446   12,175,435
                   LIABILITIES
Net payable to Bankers Security for contract charges
  and reserve transfers............................       -             689        4,479         -
                                                   ------------ ------------ ------------ ------------
      Net Assets                                  $  2,124,485 $    830,255 $  2,046,967 $ 12,175,435
                                                   ============ ============ ============ ============

Accumulation Units Outstanding                         408,205      160,591      508,140    1,640,339
                                                   ============ ============ ============ ============

Accumulation Unit Value                           $       4.96 $       5.17 $       3.62 $       6.33
                                                   ============ ============ ============ ============



                                                                               Combined
                      ASSETS                         Fund 125     Fund 126      Total
                                                   ------------ ------------ ------------
Oppenheimer Fund
  (188,037 shares at net asset value of
  $11.12 per share; cost $1,789,968)..............                          $  2,090,971
Eaton Vance Income Fund of Boston
  (104,390 shares at net asset value of
  $7.96 per share; cost $818,066).................                               830,944
Oppenheimer Money Market Fund
  (2,051,446 shares at net asset value of
  $1.00 per share; cost $2,051,446)...............                             2,051,446
Oppenheimer Asset Allocation Fund
  (926,067 shares at net asset value of
  $13.07 per share; cost $10,570,518).............                            12,103,696
Oppenheimer High Yield Fund
  (655,468 shares at net asset value of
  $13.41 per share; cost $8,026,428)..............$  8,789,826                 8,789,826
Oppenheimer Target Fund
  (182,188 shares at net asset value of
  $27.44 per share; cost $5,078,512)..............             $  4,999,239    4,999,239
Net receivable from Bankers Security for contract
  charges and reserve transfers...................        -          18,919      124,172
                                                   ------------ ------------ ------------
                                                     8,789,826    5,018,158   30,990,294
                   LIABILITIES
Net payable to Bankers Security for contract charges
  and reserve transfers...........................     177,054         -         182,222
                                                   ------------ ------------ ------------
      Net Assets                                  $  8,612,772 $  5,018,158 $ 30,808,072
                                                   ============ ============ ============

Accumulation Units Outstanding                       1,668,497    1,071,318    5,457,090
                                                   ============ ============ ============

Accumulation Unit Value                           $       4.63 $       4.62
                                                   ============ ============


          STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                     Year Ended December 31, 1995

                                                     Fund 121     Fund 122     Fund 123     Fund 124
                                                   ------------ ------------ ------------ ------------
Income -
    Reinvested dividends..........................$    186,693 $     79,441 $    128,760 $    924,270
Expenses -
    Mortality and expense guarantee fees...........    (20,427)      (6,604)     (22,863)    (116,887)
                                                   ------------ ------------ ------------ ------------
Net investment income..............................    166,266       72,837      105,897      807,383

Net realized gain (loss)...........................     26,251       (6,176)      -            56,975
Net unrealized gain (loss).........................    223,969       33,747       -         1,356,701
                                                   ------------ ------------ ------------ ------------
Increase in net assets resulting from operations...    416,486      100,408      105,897    2,221,059

Transfer among funds, net..........................     47,608       (1,681)  (2,599,240)     (63,074)
Reserve transfers from Bankers Security............     23,611       -            46,613      552,097
Payments to contract owners -
   surrenders and other benefits...................    (74,310)      (5,000)    (165,435)    (902,667)
                                                   ------------ ------------ ------------ ------------
Net increase (decrease) in net assets..............    413,395       93,727   (2,612,165)   1,807,415

Net assets, beginning of year......................  1,711,090      736,528    4,659,132   10,368,020
                                                   ------------ ------------ ------------ ------------
Net assets, end of year...........................$  2,124,485 $    830,255 $  2,046,967 $ 12,175,435
                                                   ============ ============ ============ ============


                                                                               Combined
                                                     Fund 125     Fund 126      Total
                                                   ------------ ------------ ------------
Income -
    Reinvested dividends..........................$    877,943 $    694,429 $  2,891,536
Expenses -
    Mortality and expense guarantee fees...........    (90,251)     (47,149)    (304,181)
                                                   ------------ ------------ ------------
Net investment income..............................    787,692      647,280    2,587,355

Net realized gain (loss)...........................    (32,319)     287,293      332,024
Net unrealized gain (loss).........................    428,121      (76,129)   1,966,409
                                                   ------------ ------------ ------------
Increase in net assets resulting from operations...  1,183,494      858,444    4,885,788

Transfer among funds, net..........................  2,687,115      (70,055)         673
Reserve transfers from Bankers Security............    147,422       26,755      796,498
Payments to contract owners -
   surrenders and other benefits................... (1,928,745)    (332,882)  (3,409,039)
                                                   ------------ ------------ ------------
Net increase (decrease) in net assets..............  2,089,286      482,262    2,273,920

Net assets, beginning of year......................  6,523,486    4,535,896   28,534,152
                                                   ------------ ------------ ------------
Net assets, end of year...........................$  8,612,772 $  5,018,158 $ 30,808,072
                                                   ============ ============ ============

 See accompanying notes to financial statements.

       BANKERS SECURITY VARIABLE ANNUITY FUNDS 121, 122, 123, 124, 125 AND 126
                   STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                            Year Ended December 31, 1994

                                                     Fund 121     Fund 122     Fund 123     Fund 124
                                                   ------------ ------------ ------------ ------------
Income -
    Reinvested dividends..........................$    169,166 $     79,747 $    133,372 $  1,036,715
Expenses -
    Mortality and expense guarantee fees...........    (16,440)      (7,496)     (33,947)    (100,386)
                                                   ------------ ------------ ------------ ------------
Net investment income..............................    152,726       72,251       99,425      936,329

Net realized gain (loss)...........................      2,053       22,839           -        12,497
Net unrealized loss ...............................   (165,912)    (104,383)          -    (1,213,467)
                                                   ------------ ------------ ------------ ------------
Increase (decrease)in net assets resulting from
   operations......................................    (11,133)      (9,293)      99,425     (264,641)

Transfer among funds, net..........................     80,967     (523,944)   2,743,238      113,100
Payments to contract owners -
   surrenders and other benefits...................    (71,621)     (50,005)    (686,242)    (649,357)
                                                   ------------ ------------ ------------ ------------
Net increase (decrease) in net assets..............     (1,787)    (583,242)   2,156,421     (800,898)

Net assets, beginning of year......................  1,712,877    1,319,770    2,502,711   11,168,918
                                                   ------------ ------------ ------------ ------------
Net assets, end of year...........................$  1,711,090 $    736,528 $  4,659,132 $ 10,368,020
                                                   ============ ============ ============ ============

                                                                               Combined
                                                     Fund 125     Fund 126      Total
                                                   ------------ ------------ ------------
Income -
    Reinvested dividends..........................$    924,549 $    436,485 $  2,780,034
Expenses -
    Mortality and expense guarantee fees...........    (85,026)     (46,775)    (290,070)
                                                   ------------ ------------ ------------
Net investment income..............................    839,523      389,710    2,489,964

Net realized gain (loss)...........................    (72,273)     (37,673)     (72,557)
Net unrealized loss ...............................   (997,835)  (1,094,649)  (3,576,246)
                                                   ------------ ------------ ------------
Increase (decrease)in net assets resulting from
   operations......................................   (230,585)    (742,612)  (1,158,839)

Transfer among funds, net.......................... (2,298,943)    (108,582)       5,836
Payments to contract owners -
   surrenders and other benefits................... (1,896,191)     (98,640)  (3,452,056)
                                                   ------------ ------------ ------------
Net increase (decrease) in net assets.............. (4,425,719)    (949,834)  (4,605,059)

Net assets, beginning of year...................... 10,949,205    5,485,730   33,139,211
                                                   ------------ ------------ ------------
Net assets, end of year...........................$  6,523,486 $  4,535,896 $ 28,534,152
                                                   ============ ============ ============

 See accompanying notes to financial statements.

BANKERS SECURITY VARIABLE ANNUITY FUNDS 121, 122, 123, 124, 125 AND 126

                    	NOTES TO FINANCIAL STATEMENTS
                         	DECEMBER 31, 1995
NOTE 1 - ORGANIZATION

Bankers Security Variable Annuity Funds 121, 122, 123, 124, 125 and 126 (the "Separate Accounts") were established as Separate Accounts in April 1975 (Funds 121, 122, 123), July 1977 (Fund 124), July 1978 (Fund 125) and February 1981
(Fund 126), under the provisions of New York insurance laws by Bankers Security Life Insurance Society ("Bankers Security"). The Separate Accounts are registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "Act"), and are used to fund certain benefits for variable annuity policies issued by Bankers Security. The assets of the Separate Accounts are invested in open-end diversified management investment companies which are also registered under the Act. The Separate Accounts are closed to new contract owners and additional payments from existing contract owners.

NOTE 2 - INVESTMENTS

Security transactions are recorded on the trade date at the purchase cost or sales proceeds, as applicable. Investments owned are valued at closing market quotations. The difference between the beginning of year value and current market value of investments owned is recorded as an unrealized gain (loss) on investments. Dividends received are generally recorded as income on the record date and are reinvested to purchase additional mutual fund shares. The aggregate cost of shares acquired and the aggregate proceeds from shares sold, for the year ended December 31, 1995, were:

       Cost of Shares 	 Proceeds from				     	Cost of Shares		Proceeds from
Fund	     Acquired   			 Shares Sold  		Fund			   Acquired   		   Shares Sold
121	  $   577,378  			  $     439,319  	124    $  1,002,477    $  1,185,476
122	      187,091          	  121,059 		125			   10,963,066		     9,401,702
123	    7,717,251  	       10,427,087 		126       5,654,361      	5,368,963

NOTE 3 - TAXES

Bankers Security is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the Separate Accounts are not a separate entity from Bankers Security, and their operations form a part of Bankers Security, they are not taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the Separate Accounts, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded through reinvestment without additional tax to Bankers Security.

NOTE 4 - CHARGES AND TRANSFERS

Bankers Security deducts a daily charge equal to an annual rate of 1.0% of the daily asset value of the Separate Accounts for mortality and expense risks assumed.

The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by Bankers Security, are offset by transfers to, or from, Bankers Security.

Certain reclassifications have been made to the financial statements which do not affect the results of operations as previously reported.

NOTE 5 - SUPPLEMENTARY INFORMATION

Accumulation unit values for a unit of the funds outstanding at December 31, were:

Fund   1995 	 1994   1993		 1992		 1991		 1990		 1989		 1988		 1987		 1986
121    $4.96  $4.03  $4.06		$3.57		$3.32		$2.63		$2.78		$2.27		$2.12		$2.24
122     5.17   5.03	  5.59   4.80 	 4.11   3.91	  3.48		 3.37   2.95		 2.83
123     3.62   3.49		 3.39   3.34		 3.25   3.10	  2.90	  2.69		 2.53   2.41
124     6.33   5.29   5.43		 4.72   4.35	  3.40   3.72	  3.55		 3.42   2.41
125     4.63   4.08   4.22	  3.52   3.12		 2.46   2.57	  2.49   2.26	  2.14
126     4.62   3.86   4.47	  3.78   3.75		 2.73   2.96   2.35	  2.09   1.97

INDEPENDENT AUDITORS' REPORT





To Bankers Security Life Insurance Society and
   Bankers Security Variable Annuity Funds 121, 122, 123, 124, 125 and 126 Contract Owners:




We have audited the accompanying combined statement of assets and liabilities of the Bankers Security Variable Annuity Funds 121, 122, 123, 124, 125 and 126 as of December 31, 1995, and the related combined statements of operations and changes in net assets for the year ended December 31, 1995. These financial statements are the responsibility of Bankers Security Life Insurance Society management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of operations and changes in net assets for the year ended December 31, 1994 and the accumulation unit values for each of the years in the nine-year period ended December 31, 1994 were audited by other auditors whose report dated February 9, 1995 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the combined funds constituting the Bankers Security Variable Annuity Funds 121, 122, 123, 124, 125 and 126 as of December 31, 1995, and the combined results of operations and changes in net assets for the year ended December 31, 1995, in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Minneapolis, MN
February 12, 1996